Statement of Changes in Net Assets Available for Benefits (Statement) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Dividends and interest	$ 40,650
Net appreciation in fair value of investments	289,798
Total investment income	330,448
Contributions:
Employer	45,084
Employee	75,952
Total contributions	121,036
Interest from notes receivable from participants	2,863
Other	3
Total additions	454,350
Deductions
Benefits paid to participants	196,696
Administrative expenses	875
Total deductions	197,571
Net increase	256,779
Net assets available for benefits
Beginning of year	2,156,481
End of year	$ 2,413,260